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	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/18

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS (a) - 4.4% of Net Assets

		Biotechnology — 1.0%
1,400,000		Amphivena Therapeutics, Inc. Series B (Restricted) (b)	$2,100,000
1,153,847		BioClin Therapeutics, Inc. Series A (Restricted) (b)	750,001
668,449		BioClin Therapeutics, Inc. Series B (Restricted) (b)	500,000
933,333		GenomeDx Biosciences, Inc. Series C (Restricted) (b)	310,800
160,424		GenomeDx Biosciences, Inc. Series D Prime (Restricted) (b)	146,788
816,948		GenomeDx Biosciences, Inc. Series D (Restricted) (b)	249,169
112,645		GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 11/1/27, exercise price $0.31) (b)	0
90,000		Trillium Therapeutics, Inc. Series II (d)	540,000
			4,596,758
		Health Care Equipment & Supplies (Restricted) — 2.4%
2,338,198		AlterG, Inc. Series C (b)	233,820
79,330		CardioKinetix, Inc. Series C, 8.00% (b)	0
142,574		CardioKinetix, Inc. Series D, 8.00% (b)	0
439,333		CardioKinetix, Inc. Series E, 8.00% (b)	0
481,378		CardioKinetix, Inc. Series F, 8.00% (b)	0
N/A	(g)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69) (b)	0
N/A	(g)	CardioKinetix, Inc. Warrants (expiration 6/03/20, exercise price $0.69) (b)	0
8,822		CardioKinetix, Inc. Warrants (expiration 8/15/24, exercise price $2.85) (b)	0
951,000		IlluminOss Medical, Inc. Series AA, 8.00% (b) (c)	951,000
895,848		IlluminOss Medical, Inc. Junior Preferred, 8.00% (b) (c)	895,848
47,542		IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00) (b) (c)	0
23,771		IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00) (b) (c)	0
47,542		IlluminOss Medical, Inc. Warrants (expiration 2/06/28, exercise price $1.00) (b) (c)	0
71,324		IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00) (b) (c)	0
2,606,033		Veniti, Inc. Series A, 8.00% (b) (c)	4,541,534
1,307,169		Veniti, Inc. Series B, 8.00% (b) (c)	2,343,362
716,720		Veniti, Inc. Series C, 8.00% (b) (c)	1,448,849
			10,414,413
		Life Sciences Tools & Services (Restricted) — 0.8%
2,446,016		Labcyte, Inc. Series C, 8.00% (b)	3,081,980
107,178		Labcyte, Inc. Series D, 8.00% (b)	147,906
81,480		Labcyte, Inc. Series E, 8.00% (b)	131,183
			3,361,069

SHARES		VALUE

	Pharmaceuticals (Restricted) — 0.2%
659,244	Milestone Pharmaceuticals, Inc. Series C (b)	$900,000

	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $21,148,839)	19,272,240

PRINCIPAL AMOUNT

	CONVERTIBLE NOTES (Restricted) — 0.3% of Net Assets

	Biotechnology — 0.1%
$349,198	Amphivena Therapeutics, Inc. Promissory Note, 6.00% due 6/20/19 (b)	349,198

	Health Care Equipment & Supplies — 0.2%
12,336	AlterG, Inc. Promissory Note, 6.00% due 9/8/18	12,336
51,741	CardioKinetix, Inc. Promissory Note, 5.00% due 7/31/18 (a) (b)	0
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (b) (c)	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (b) (c)	95,083
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (b) (c)	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (b) (c)	190,166
		773,045
	TOTAL CONVERTIBLE NOTES (Cost $1,174,630)	1,122,243

SHARES

	COMMON STOCKS AND WARRANTS - 88.0% of Net Assets

	Biotechnology — 69.9%
4,120	AbbVie Inc.	381,718
52,739	AC Immune SA (a) (d)	490,473
37,607	ACADIA Pharmaceuticals Inc. (a)	574,259
616,000	Achillion Pharmaceuticals, Inc. (a)	1,743,280
362,631	Adaptimmune Therapeutics plc (a) (e)	4,304,430
360,000	Affimed N.V. (a)	594,000
82,582	Akebia Therapeutics, Inc. (a)	824,168
38,333	Albireo Pharma, Inc. (a)	1,360,821
116,178	Alexion Pharmaceuticals, Inc. (a)	14,423,499
47,341	Alkermes plc (a)	1,948,556
42,503	Alnylam Pharmaceuticals, Inc. (a)	4,186,120
145,998	Amarin Corporation plc (a) (e)	451,134
157,553	Amgen Inc.	29,082,708
270,622	Amicus Therapeutics, Inc. (a)	4,227,116

SHARES		VALUE

	Biotechnology — continued
811,227	ARCA biopharma, Inc. (a) (c)	$451,042
324,491	ARCA biopharma, Inc. Warrants (expiration 6/11/22, exercise price $6.10) (a) (b) (c)	74,633
320,135	Ardelyx, Inc. (a)	1,184,500
31,474	Arena Pharmaceuticals, Inc. (a)	1,372,266
38,931	argenx SE (a) (e)	3,225,823
70,136	Array Biopharma Inc. (a)	1,176,882
17,877	Ascendis Pharma A/S (a) (e)	1,189,178
10,078	BeiGene, Ltd. (a) (e)	1,549,291
60,000	Bellicum Pharmaceuticals, Inc. (a)	442,800
108,039	Biogen Inc. (a)	31,357,239
52,024	BioMarin Pharmaceutical Inc. (a)	4,900,661
23,412	bluebird bio, Inc. (a)	3,674,513
32,267	Blueprint Medicines Corporation (a)	2,048,309
297,980	Celgene Corporation (a)	23,665,572
74,700	Cellectis S.A. (a) (e)	2,113,263
158,784	Cidara Therapeutics, Inc. (a)	825,677
22,800	Clovis Oncology, Inc. (a)	1,036,716
54,956	CRISPR Therapeutics AG (a)	3,229,215
78,899	Dermira, Inc. (a)	725,871
42,419	Editas Medicine, Inc. (a)	1,519,873
329	Eiger BioPharmaceuticals, Inc. Warrants (expiration 10/10/18, exercise price $84.15) (a) (b)	0
164,575	Epizyme, Inc. (a)	2,229,991
28,785	Esperion Therapeutics, Inc. (a)	1,128,084
155,074	Exelixis, Inc. (a)	3,337,192
66,438	FibroGen, Inc. (a)	4,159,019
24,824	Galapagos NV (a) (d)	2,288,429
10,180	Galapagos NV (a) (e)	938,392
447,128	Gilead Sciences, Inc.	31,674,548
22,687	Global Blood Therapeutics, Inc. (a)	1,025,452
178,214	Incyte Corporation (a)	11,940,338
47,712	Innoviva, Inc. (a)	658,426
51,530	Intellia Therapeutics, Inc. (a)	1,409,861
29,451	Ionis Pharmaceuticals, Inc. (a)	1,227,223
33,395	Iovance Biotherapeutics, Inc. (a)	427,456
10,127	Jounce Therapeutics, Inc. (a)	77,573
4,965	Loxo Oncology, Inc. (a)	861,328
122,504	Merus N.V. (a) (d)	2,788,191
62,194	Molecular Templates, Inc. (a)	325,275
73,792	Nektar Therapeutics (a)	3,603,263
79,711	Neurocrine Biosciences, Inc. (a)	7,830,809
63,211	NewLink Genetics Corporation (a)	300,884
358,000	Novavax, Inc. (a)	479,720
9,823	NuCana plc (a) (e)	186,637
160,747	Ovid Therapeutics Inc. (a)	1,253,827
563,608	Pieris Pharmaceuticals, Inc. (a)	2,857,493

SHARES		VALUE

	Biotechnology — continued
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21, exercise price $3.00) (a) (b)	$50,739
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21, exercise price $2.00) (a) (b)	31,445
37,141	Portola Pharmaceuticals, Inc. (a)	1,402,816
74,951	Protagonist Therapeutics, Inc. (a)	503,671
23,629	Puma Biotechnology, Inc. (a)	1,397,655
66,647	Ra Pharmaceuticals, Inc. (a)	663,138
45,395	Regeneron Pharmaceuticals, Inc. (a)	15,660,821
36,695	Sage Therapeutics, Inc. (a)	5,743,868
28,532	Sangamo Therapeutics, Inc. (a)	405,154
66,039	Sarepta Therapeutics, Inc. (a)	8,729,035
67,110	Seattle Genetics, Inc. (a)	4,455,433
22,046	Spark Therapeutics, Inc. (a)	1,824,527
200,000	Syndax Pharmaceuticals, Inc. (a)	1,404,000
35,266	TESARO, Inc. (a)	1,568,279
135,000	Trillium Therapeutics Inc. (a) (d)	810,000
23,539	Ultragenyx Pharmaceutical Inc. (a)	1,809,443
37,741	uniQure N.V. (a)	1,426,610
7,142	United Therapeutics Corporation (a)	808,117
141,093	Vertex Pharmaceuticals Incorporated (a)	23,980,166
70,484	Xenon Pharmaceuticals Inc. (a)	648,453
		306,688,387
	Health Care Equipment & Supplies — 2.6%
49,500	Alliqua BioMedical, Inc. (a)	101,475
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	387,360
49,264	IDEXX Laboratories, Inc. (a)	10,736,596
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		11,225,574
	Health Care Providers & Services (Restricted) — 0.1%
148,148	InnovaCare Health, Inc. (a) (b) (f)	391,111

	Life Sciences Tools & Services — 5.6%
75,374	Illumina, Inc. (a)	21,051,204
74,250	NanoString Technologies, Inc. (a)	1,015,740
13,090	Thermo Fisher Scientific Inc.	2,711,463
		24,778,407
	Pharmaceuticals — 9.8%
58,428	Acceleron Pharma Inc. (a)	2,834,927
236,260	Aerpio Pharmaceuticals, Inc. (a)	980,479
2,810	Agios Pharmaceuticals, Inc. (a)	236,686
317,800	Avadel Pharmaceuticals plc (a) (e)	1,948,114
82,665	Clearside Biomedical, Inc. (a)	883,689
169,962	CymaBay Therapeutics, Inc. (a)	2,280,890
62,973	Depomed, Inc. (a)	420,030
78,966	Endo International plc (a)	744,649

SHARES		VALUE

	Pharmaceuticals — continued
124,140	Foamix Pharmaceuticals Ltd. (a) (d)	$621,941
20,875	GW Pharmaceuticals plc (a) (e)	2,912,897
38,683	Jazz Pharmaceuticals plc (a)	6,665,081
35,194	Medicines Company (The) (a)	1,291,620
293,914	Mylan N.V. (a)	10,622,052
43,329	Revance Therapeutics, Inc. (a)	1,189,381
13,967	Shire plc (e)	2,357,630
366,534	Teligent, Inc. (a)	1,268,208
284,378	Tetraphase Pharmaceuticals, Inc. (a)	1,015,229
88,034	TherapeuticsMD, Inc. (a)	549,332
8,083	Theravance Biopharma, Inc. (a)	183,322
929,053	Verona Pharma plc (a) (d)	1,734,957
115,500	Verona Pharma plc (a) (e)	1,588,125
371,622	Verona Pharma plc Warrants (expiration 4/27/22, exercise price $2.07) (a) (b) (d)	176,610
10,914	Zogenix, Inc. (a)	482,399
		42,988,248
	TOTAL COMMON STOCKS AND WARRANTS (Cost $273,414,967)	386,071,727

	EXCHANGE TRADED FUND - 2.6% of Net Assets
121,460	SPDR S&P Biotech ETF	11,561,777
	TOTAL EXCHANGE TRADED FUND (Cost $8,564,136)	11,561,777

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 3.5% of Net Assets
$15,474,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $15,474,000, 0.35%, dated 06/29/18, due 07/02/18 (collateralized by U.S. Treasury Note 2.25%, due 11/15/25, market value $15,785,630)	15,474,000
	TOTAL SHORT-TERM INVESTMENT (Cost $15,474,000)	15,474,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.8% (Cost $319,776,572)	433,501,987

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 1.2% of Net Assets

	Pharmaceuticals — 1.2%
1	Afferent Milestone Interest	331,794
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	1,883,922
1	TargeGen Milestone Interest	3,111,853
	TOTAL MILESTONE INTERESTS (Cost $3,782,227)	5,327,569
	TOTAL INVESTMENTS - 100.0% (Cost $323,558,799)	$438,829,556
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(98,920)
	NET ASSETS - 100%	$438,730,636

(a)         Non-income producing security.

(b)         Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)          Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $11,466,977).

(d)         Foreign security.

(e)          American Depository Receipt

(f)           Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)   Number of warrants to be determined at a future date

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2018, the cost of securities for Federal income tax purposes was $323,559,980. The net unrealized gain on securities held by the Fund was $115,269,576, including gross unrealized gain of $165,402,915 and gross unrealized loss of $50,133,339.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2018 were as follows:

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited, continued)

Affiliated Companies	Beginning Value as of September 30, 2017		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2018		Shares/ Principal Amount as of June 30, 2018	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
ARCA Biopharma, Inc.	$924,799			—		$(399,124)	$525,675		1,135,718		—
EBI Life Sciences, Inc.	13,102			—	$(13,597)	495	—	*	—		—
Euthymics Biosciences, Inc.	—			—	(2,673,162)	2,673,162	—	*	—		—
IlluminOss Medical, Inc.	142,647	**	$485,766	—	—	1,979,144	2,607,557		2,797,736	$58,055	—
Veniti, Inc.	2,917,509		266	—	—	5,415,970	8,333,745		4,629,922	—	—
	$3,998,057		$486,032	$—	$(2,686,759)	$9,669,647	$11,466,977		8,563,376	$58,055	$—

* Not an affiliate at June 30, 2018.

** Not an affiliate at September 30, 2017.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the nine month period ended June 30, 2018, there was a transfer between Level 2 and 1 and no other transfers between Levels. The amount of transfers between Level 2 and Level 1 was $2,432,360. The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices. The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of the levels used as of June 30, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$540,000		$4,056,758	$4,596,758
Health Care Equipment & Supplies	—		10,414,413	10,414,413
Life Sciences Tools & Services	—		3,361,069	3,361,069
Pharmaceuticals	—		900,000	900,000
Convertible Notes
Biotechnology	—		349,198	349,198
Health Care Equipment & Supplies	—		773,045	773,045
Common Stocks And Warrants
Biotechnology	306,531,570		156,817	306,688,387
Health Care Equipment & Supplies	10,838,071		387,503	11,225,574
Health Care Providers & Services	—		391,111	391,111
Life Sciences Tools & Services	24,778,407		—	24,778,407
Pharmaceuticals	42,811,638		176,610	42,988,248
Exchange Traded Fund	11,561,777		—	11,561,777
Short-term Investment	—	$15,474,000	—	15,474,000
Milestone Interest
Pharmaceuticals	—	—	5,327,569	5,327,569
Other Assets	—	—	262,059	262,059
Total	397,061,463	15,474,000	26,556,152	439,091,615

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2017	Net realized gain (loss) and Change in Unrealized Appreciation (Depreciation)	Cost of Purchases and Conversions	Proceeds from Sales and Conversions	Net Transfers in (out of) Level 3	Balance as of June 30, 2018
Convertible Preferred and Warrants
Biotechnology	$4,596,436	$(971,471)	$432,693	$(900)	$0	$4,056,758
Health Care Equipment & Supplies	3,782,642	6,620,361	11,410	0	0	10,414,413
Life Sciences Tools & Services	3,361,069	(1,134)	1,134	0	0	3,361,069
Pharmaceuticals	900,000	(1,252)	1,252	0	0	900,000
Convertible and Non-Convertible Notes
Biotechnology	0	0	349,198	0	0	349,198
Health Care Equipment & Supplies	154,983	141,001	477,061	0	0	773,045
Common Stocks and Warrants
Biotechnology	140,479	16,338	0	0	0	156,817
Health Care Equipment & Supplies	284,445	103,058	0	0	0	387,503
Health Care Providers & Services	322,963	68,148	0	0	0	391,111
Pharmaceuticals	138,636	37,974	0	0	0	176,610
Milestone Interests
Pharmaceuticals	4,660,996	4,387,712	3,205	(3,724,344)	0	5,327,569
Other Assets	693,984	0	284,336	(716,261)	0	262,059
Total	$19,036,633	$10,400,735	$1,560,289	$(4,441,505)	$0	$26,556,152

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018 $10,414,886

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)

Private Companies and Other Restricted Securities	720,787	Income approach, Black-Scholes	Discount for lack of marketability	20%-50% (26.72%)
	7,925,384	Probability-weighted expected return model	Discount rate Price to sales multiple	18.00%-42.02% (25.95) 2.42x-11.89x (2.40x)
	11,929,242	Market approach, recent transaction	(a)	N/A
	391,111	Market Comparable	Discount for lack of marketability	50%
			Price to earnings multiple	17.00x
	5,589,628	Probability adjusted value	Probability of events Timing of events	20%-99% (65.27%) 0.25-18.75(4.15) years
$26,556,152

(a)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise  40% or less of net assets. The value of these securities represented  6% of the Fund’s net assets at June 30, 2018.

At June 30, 2018, the Fund had a commitment of $1,375,416 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2018. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit	Value
Afferent Milestone Interest	7/27/16		$161,872	$331,794.00	$331,794
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		1,429,098	0.10	233,820
Cvt. Promissory Note	9/8/17		12,336	100.00	12,336
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		2,101,222	1.50	2,100,000
Cvt. Promissory Note	6/20/18		348,265	100.00	349,198
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		750,495	0.65	750,001
Series B Cvt. Pfd	3/3/17		500,000	0.75	500,000
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,409	0.00	0
Series D Cvt. Pfd	12/10/10		546,109	0.00	0
Series E Cvt. Pfd	9/14/11		1,254,419	0.00	0
Series F Cvt. Pfd	12/04/14		1,645,812	0.00	0
Cvt. Promissory Note	6/20/17		51,775	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00	0
Warrants (expiration 8/15/24)	8/15/14		142	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.98	387,360
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,402,469	0.33	310,800
Series D Prime Cvt. Pfd	04/04/18		48,930	0.92	146,788
Series D Cvt. Pfd	04/04/18		214,096	0.31	249,169
Warrants (expiration 11/1/27)	04/05/18		0	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		960,650	1.00	951,000
Junior Preferred	1/21/16		1,566,291	1.00	895,848
Cvt. Promissory Note	3/28/17		286,619	100.00	285,294
Cvt. Promissory Note	12/20/17		95,243	100.00	95,083
Cvt. Promissory Note	01/11/18		190,226	100.00	190,166
Cvt. Promissory Note	02/06/18		190,166	100.00	190,166
Warrants (expiration 1/11/28)	01/11/18		29	0.00	0
Warrants (expiration 11/20/27)	11/21/17		87	0.00	0
Warrants (expiration 2/06/28)	2/06/18		0	0.00	0
Warrants (expiration 3/31/27)	3/28/17		331	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	643,527	2.64	391,111
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,285,854	1.26	3,081,980
Series D Cvt. Pfd	12/21/12		68,691	1.38	147,906
Series E Cvt. Pfd	3/27/17		70,826	1.61	131,183
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		901,252	1.37	900,000
Neurovance Milestone Interest	3/20/17		3,417,500	1,883,922.00	1,883,922
TargeGen Milestone Interest	7/20/10		202,855	3,111,853.00	3,111,853
TherOx, Inc. Common	9/11/00, 7/8/05		2,388,426	0.02	143
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		2,277,041	1.74	4,541,534
Series B Cvt. Pfd	5/24/13		1,199,962	1.79	2,343,362
Series C Cvt. Pfd	12/12/14		821,378	2.02	1,448,849
			$28,687,649		$25,960,666

(#)              See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                      Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/28/18

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/18